Acquisition of Lucid - Schedule of identifiable assets acquired and liabilities assumed (Details) - Lucid	Sep. 21, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 768,964
Other receivables	271,564
Prepaid expenses and deposits	167,776
Intangible assets	6,186,251
Trade and other payables	(103,824)
Total consideration transferred, acquisition-date fair value	$ 7,290,731